Divestment of a subsidiary (Tables)	12 Months Ended
Dec. 31, 2023
Divestment Of Subsidiary
Schedule of Loss
Gain on divestment of the interest in Moxian (Hong Kong) Limited	$406,938
Write-off of the cost of investment in Moxian CN China Limited	(1,000,001)